Summary of Significant Accounting Policies - Schedule of Earnout Liability (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Earnout liability	$ 20,000	$ 20,000
Level 1 [Member]
Derivatives, Fair Value [Line Items]
Earnout liability
Level 2 [Member]
Derivatives, Fair Value [Line Items]
Earnout liability
Level 3 [Member]
Derivatives, Fair Value [Line Items]
Earnout liability	$ 20,000	$ 20,000